Stock-Based Compensation and Benefit Plans - Summary of Shares Issuable Pursuant to Options Granted (Details)	9 Months Ended
Sep. 30, 2016 shares
2010 EIP [Member]
Options granted, Maximum	45,000
Options granted, Outstanding	7,607
Options granted, Exercisable	7,607
2014 SIP [Member]
Options granted, Maximum	101,442
Options granted, Outstanding	62,662
Options granted, Exercisable	35,869
2016 SIP [Member]
Options granted, Maximum	600,000
Options granted, Outstanding	47,449
Options granted, Exercisable	16,341
Issued Outside of Plans [Member]
Options granted, Maximum
Options granted, Outstanding	216,455
Options granted, Exercisable	158,460
Shares Issuable Pursuant to Options Granted [Member]
Options granted, Outstanding	334,173
Options granted, Exercisable	218,277